Equity	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
EQUITY

9. EQUITY

Ordinary shares

The Company is authorized to issue 100,000,000 Class A Ordinary Shares and 500,000,000 Class B Ordinary Shares with a par value of $0.0001 per share. Holders of Class A Ordinary Shares are entitled to 10 votes for each share. Holders of Class B Ordinary Shares are entitled to one vote for each share. Each Class A ordinary share is convertible into one Class B ordinary share at any time at the option of the holder thereof. Class B ordinary shares are not convertible into Class A ordinary shares under any circumstances. Upon any sale, transfer, assignment or disposition of Class A ordinary shares by a holder to any person or entity which is not an affiliate of such holder, such Class A ordinary shares shall be automatically and immediately converted into the equivalent number of Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares will be entitled to the same amount of dividends, if declared.

As part of the business combination between the Company and HMAC, the Company issued 2,923,999 Class B ordinary shares to the shareholders of HMAC, among which 1,725,000 Class B ordinary shares were issued to the sponsor of HMAC, 375,650 Class B ordinary shares were issued to private shareholders, and 823,349 Class B ordinary shares were issued to public shareholders.

The Company engaged a third party financial advisor in connection with a business combination to assist the Company in locating target businesses, holding meetings with its shareholders to discuss a potential business combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing securities, assist the Company in obtaining shareholder approval for the business combination and assist the Company with its press releases and public filings in connection with a Business Combination. The Company agreed to pay the financial advisor certain cash consideration and share consideration of 1,120,000 Class B Ordinary Shares as service fees. On August 18, 2023, the Company issued 1,120,000 Class B Ordinary Shares to the financial advisor. The fair value of 1,120,000 Class B Ordinary Shares were $6,160,000, calculated at $5.5 pers share by reference to the closing price on August 18, 2023.

On December 22, 2023, the Company entered into a Buy-Sell Agreement with Ladenburg Thalmann & Co. Inc. (“LT”), pursuant to which the Company shall purchase a total of 721,250 Class B Ordinary Shares LT held for $1,298,250. The repurchases were completed in three equal installments by March 1, 2024. On December 29, 2023, January 29, 2024 and February 29, 2024, the Company repurchased and cancelled 240,417, 240,417 and 240,417 shares of Class B Ordinary Shares, respectively.

As of June 30, 2024, the Company had 24,871,433 Class A Ordinary Shares and 16,766,549 Class B Ordinary Shares issued and outstanding.

Declaration of dividends

For the six months ended June 30, 2024 and 2023, the Company did not declare dividends. For the six months ended June 30, 2024 and 2023, the Company paid dividends of $57,552 and $57,402 to three shareholders.

As of June 30, 2024 and December 31, 2023, the Company had declared but unpaid dividends of $15,705,913 and $15,758,296, respectively, to shareholders whose holding of beneficiary shares exceeded 5% (Note 11). As of June 30, 2024 and December 31, 2023, the Company had declared but unpaid dividends of $1,006,068 and $1,005,733, respectively, to shareholders whose holding of beneficiary shares was below 5%.

According to PRC laws and regulations, after-tax profit can be distributed after a portion of net income has been set aside to fund certain reserve funds. The board of directors will have the discretion to declare and pay dividends in the future, subject to applicable PRC regulations and Hong Kong regulations and restrictions. Payment of dividends in the future will depend upon our earnings, capital requirements, and other factors, which our board of directors may deem relevant.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by PRC subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after it has met the PRC requirements for appropriation to statutory reserves. Paid in capital of the PRC subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes. The results of income reflected in the accompanying unaudited condensed consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiaries. The Company is required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the Company may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends.

The statutory reserve is required to set aside annually. As of June 30, 2024 and December 31, 2023, the Company’s PRC profit generating subsidiaries had statutory reserve funds of $158,027 and $135,369, respectively.

As of June 30, 2024 and December 31, 2023, the Company had net restricted assets of $1,027,562 and $1,027,562, which represented paid-in capital and statutory reserves that are included in the Company’s consolidated net assets.

Public Warrants

Pursuant to HMAC’s initial public offering on August 10, 2022, HMAC sold 6,900,000 units (the “Public Units”). Each Public Unit consists of one ordinary share (“Public Share”), one redeemable warrant (“Public Warrant”) and one right (“Public Right”) to receive one-tenth (1/10) of one ordinary share. Each Public Right entitles the holder to receive one-tenth (1/10) of one ordinary share upon consummation of the business combination.

Each holder of a warrant is entitled to purchase one ordinary share at an exercise price of $11.50. Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants will expire five years from the consummation of a business combination or earlier upon redemption or liquidation.

The Public Warrants became exercisable after the consummation of a business combination between the Company and HMAC on August 17, 2023. No Public Warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to such ordinary shares.

The Company may call the warrants for redemption, in whole and not in part, at a price of $0.01 per warrant:

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder,

●	if, and only if, the reported last sale price of the ordinary share equals or exceeds $18 per share, for any 20 trading days within a 30 trading days period ending on the third trading day prior to the notice of redemption to Public Warrant holders, and

●	if, and only if, there is a current registration statement in effect with respect to the issuance of the ordinary share underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the warrants for redemption, management will have the option to require all holders that wish to exercise the warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

As the Public Warrants meet the criteria for equity classification under ASC 480 and ASC 815, therefore, the warrants are classified as equity.

Private Warrants

Simultaneously with the closing of the initial public offering of HMAC, HAMC also sold 341,500 Private Placement Units in a private placement. Each Private Placement Unit consists of one ordinary share (“private placement share”), one redeemable warrant (“Private Warrant”) and one right (“Private Right”) to receive one-tenth (1/10) of one ordinary share. Each Private Warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50 per whole share. Each Private Right entitles the holder to receive one-tenth (1/10) of one ordinary share upon consummation of the business combination.

The Private Placement Units are identical to the Public Units being sold in the initial public offering of HMAC except that Private Placement Units will not be transferable, assignable or saleable until 30 days after the completion of the business combination and will be entitled to registration rights.

As the Private Warrants meet the criteria for equity classification under ASC 480 and ASC 815, therefore, the warrants are classified as equity.

Public Rights and Private Rights

Each holder of a public right and private right will automatically receive one-tenth (1/10) of an ordinary share upon consummation of a business combination, even if the holder of a public right converted all ordinary shares held by him, her or it in connection with a business combination or an amendment to the Company’s Amended and Restated Memorandum and Articles of Association with respect to its pre-business combination activities. Upon the closing of the business combination of the Company and HMAC, the Company issued 690,000 Class B Ordinary Shares and 34,150 Class B Ordinary Shares in connection with an exchange of public rights and private rights, respectively. The Company recorded the issuance of Class B Ordinary Shares at par value with corresponding account charged to additional paid-in capital.